UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds Trust

          Address: 43 Highlander Drive
                   Scotch Plains, NJ 07076

          Agent for service: MH Elite Portfolio of Funds Trust
                             43 Highlander Drive
                             Scotch Plains, NJ 07076

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31

          Reporting period:  July 1, 2013 through June 30, 2014





                             PROXY VOTING RECORD

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MH Elite Small Cap Fund of Funds
--------------------------------


T. Rowe Price Small-Cap Stock


Exchange Ticker Symbol:   OTCFX          CUSIP: 77957Q103


Shareholder Meeting Date: 10/22/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To election Directors                       X                 For       For

To revise the fundamental policy            X                 For       For
regarding commodities

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T. Rowe Price New Horizons


Exchange Ticker Symbol:   PRNHX          CUSIP: 779562107


Shareholder Meeting Date: 10/22/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To election Directors                       X                 For       For

To revise the fundamental policy            X                 For       For
regarding commodities

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Royce Dividend Value Inv


Exchange Ticker Symbol:   RDVIX          CUSIP: 780905188


Shareholder Meeting Date: 9/26/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To election a Board of eight Trustees       X                 For       For

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MH Elite Fund of Funds
----------------------



Artisan Mid Cap Value Inv


Exchange Ticker Symbol:   ARTQX          CUSIP: 04314H709


Shareholder Meeting Date: 11/12/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

Election of Directors                       X                 For       For

Amendment and restatement investment        X                 For       For
advisory agreement between Artisan
Partners limited Partnership and
the Corporation on behalf of each Fund

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ASTON/Fairpointe Mid Cap N


Exchange Ticker Symbol:   CHTTX          CUSIP: 00078H315


Shareholder Meeting Date: 4/17/2104


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

Election of Trustees                        X                 For       For

Approval of new investment advisory         X                 For       For
agreement between the Trust, on behalf
of each Fund, and Aston Asset
Management, LLC.

Approval of a modified manager-of-managers  X                 For       For
structure for each Fund that would permit the then current investment adviser to hire and replace subadvisers and modify subadvisory agreements without shareholder approval, in reliance on any applicable exemptive order or future rule.

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T. Rowe Price Media & Telecommunications


Exchange Ticker Symbol:   PRMTX         CUSIP: 741454102


Shareholder Meeting Date: 10/22/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To election Directors                       X                 For       For

To revise the fundamental policy            X                 For       For
regarding commodities

---------------------------------------------------------------------------


Royce Special Equity Multi-Cap Service


Exchange Ticker Symbol:   RSEMX          CUSIP: 780811774


Shareholder Meeting Date: 9/26/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To election a Board of eight Trustees       X                 For       For

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RidgeWorth Mid-Cap Value Equity I


Exchange Ticker Symbol:   SMVTX          CUSIP: 76628R615


Shareholder Meeting Date: 3/12/14


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To election a Board of Trustees            X                 For       For

To approve an amendment to the Trust's     X                 For       For
Agreement and Declaration of Trust.

To approve the implementation of a         X                 For       For
manager of managers arrangement that
will permit RidgeWorth Investments1
(the "Adviser"), subject to prior
approval by the Board of Trustees, to
enter into and materially amend agreements with unaffiliated subadvisers without obtaining the approval of the applicable
Fund's shareholders.

To approve a new investment advisory       X                 For       For
agreement between the Adviser and the
Trust.

To approve a new subadvisory agreement     X                 For       For
between the Adviser and Ceredex Value
Advisors LLC.

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Yacktman Fund


Exchange Ticker Symbol:   YACKX          CUSIP: 984281105


Shareholder Meeting Date: 8/20/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

Election of Trustees                        X                 For       For

Amendment and restatement of the Master     X                 For       For
Trust Agreement of the Trust

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MH Elite Select Portfolio of Funds
----------------------------------


T. Rowe Price Health Sciences


Exchange Ticker Symbol:   PRHSX          CUSIP: 741480107


Shareholder Meeting Date: 10/22/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To election Directors                       X                 For       For

To revise the fundamental policy            X                 For       For
regarding commodities

---------------------------------------------------------------------------




MH Elite Income Fund of Funds
-----------------------------


Touchstone Flexible Income Y


Exchange Ticker Symbol:   MXIIX         CUSIP: 89154Q620


Shareholder Meeting Date: 8/02/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

Election of Trustees                        X                 For       For

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                                 SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Harvey Merson

                                Harvey Merson
                                Chief Executive Officer


Date: July 28, 2014